Note 6 - Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 36-4007085 001 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

NOTE 6 - PARTY-IN-INTEREST TRANSACTIONS

Party-in-interest transactions are defined under ERISA and the associated Department of Labor rules and regulations as any Plan transactions involving any fiduciary of the Plan, any party rendering service to the Plan, the Company, and certain others. The Plan invests in shares of stable value funds and mutual funds managed by the Trustee or an affiliate of the Trustee, which qualify as party-in-interest transactions.

The Plan also allows loans to participants. At December 31, 2025 and 2024, the Plan had $6,049,867 and $4,989,756, respectively, in participant loans, which qualify as party-in-interest transactions.

Fees paid by the Plan to the Trustee or an affiliate of the Trustee for recordkeeping, administration, loan set-up, loan maintenance, short-term redemption fees and other charges amounted to approximately $444,251 for the year ended December 31, 2025. Investment management fees and operating expenses charged to the Plan for investments are deducted from income earned on investments and are not separately reflected. Consequently, investment management fees and operating expenses paid to parties in interest are reflected as a reduction of investment return for such investments.

At December 31, 2025 and 2024, the Plan had $5,489,532 and $6,357,464, respectively, invested in Company stock. The Plan held 128,832 and 142,672 shares of Company stock as of December 31, 2025 and 2024, respectively.

During the year ended December 31, 2025, the Plan purchased and sold shares of Company common stock as part of its normal investment activities. The aggregate cost of employer stock purchased during the year was $1,991,274, and the proceeds from sales of employer stock were $2,550,751. As a result of these transactions, the Plan recognized net realized gains (losses) of $406,757 related to the sale of Company common stock during the year.

These transactions qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules.